Lease Liabilities (Details) - Schedule of operating right-of-use asset - Operating Lease Liabilities [Member] - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Lease Liabilities (Details) - Schedule of operating right-of-use asset [Line Items]
Operating ROU assets	$ 336,614	$ 336,614
Less accumulated amortization	(153,736)	(68,105)
Balance of Operating ROU assets, net	$ 182,878	$ 268,509